Remuneration of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2018
Remuneration Of Key Management Personnel
Schedule of remuneration of key management personnel

	Year ended December 31,
$’000	2018		2017		2016
	Directors fees	Salary	Directors fees	Salary	Directors fees	Salary

W Simon	51		49		52	-
G. Cerrone	124		86		108	-
R. Dalla-Favera	26		26		27	-
K. Shailubhai (1)	-	300	10	286	27	-
	201	300	171	286	214	-

(1)	Kunwar Shailubhai became an employee of the company on May 24, 2017, at which point he ceased to be a non-executive director.

Schedule of share options were granted to directors

	Year ended December 31,
	2018	2017	2016
	Number of options	Number of options	Number of options

G. Cerrone	550,000	-	3,259,403
K. Shailubhai	6,500,000	400,000	-
L. Zanbeletti	550,000
	7,600,000	400,000	3,259,403